Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) $ in Thousands	Jun. 30, 2019 USD ($) € / $	May 08, 2019 shares	Dec. 31, 2018 USD ($)
Derivatives, Fair Value [Line Items]
Expected maturity amounts of foreign currency derivatives in year two	$ 6,750
Investment Foreign Currency, Contract, Foreign Currency Amount	9,240
Prepaid Expenses and Other	$ 108,274		$ 69,882
Derivative, Average Forward Exchange Rate | € / $	1
Foreign Currency Contracts, Liability, Fair Value Disclosure	$ 101
Expected maturity amount of foreign currency derivatives in next fiscal year	3,952
Interest Rate Swaps, Cross Currency Swaps Agreement and Foreign Currency Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	1,900
Derivative liability, fair value, gross liability	66,200
Derivatives not designated as a cash flow hedge | Forward freight agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other			0
Other Non-Current Assets			0
Accounts Payable, Accrued Liabilities and Other			0
Current Portion of Derivative Liabilities			(57)
Derivative Liabilities			0
Derivative
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	1,229		3,699
Other Non-Current Assets	240		17,361
Accounts Payable, Accrued Liabilities and Other	(2,629)		(3,191)
Current Portion of Derivative Liabilities	(28,481)		(12,205)
Derivative Liabilities	(56,172)		(56,352)
Derivative | Derivatives designated as a cash flow hedge | Interest Rate Swaps
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0		784
Other Non-Current Assets	0		2,362
Accounts Payable, Accrued Liabilities and Other	(3)		(20)
Current Portion of Derivative Liabilities	(497)		0
Derivative Liabilities	(3,758)		0
Derivative | Derivatives not designated as a cash flow hedge | Foreign Currency Contracts
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0
Other Non-Current Assets	0
Accounts Payable, Accrued Liabilities and Other	0
Current Portion of Derivative Liabilities	(101)
Derivative Liabilities	0
Derivative | Derivatives not designated as a cash flow hedge | Interest Rate Swaps
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	1,168		2,915
Other Non-Current Assets	240		2,973
Accounts Payable, Accrued Liabilities and Other	(2,094)		(2,498)
Current Portion of Derivative Liabilities	(8,996)		(7,419)
Derivative Liabilities	(40,833)		(32,672)
Derivative | Derivatives not designated as a cash flow hedge | Cross Currency Swap Agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0		0
Other Non-Current Assets	0		0
Accounts Payable, Accrued Liabilities and Other	(538)		(713)
Current Portion of Derivative Liabilities	(18,887)		(4,729)
Derivative Liabilities	(11,581)		(23,680)
Derivative | Derivatives not designated as a cash flow hedge | Stock Purchase Warrants
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other			0
Other Non-Current Assets			12,026
Accounts Payable, Accrued Liabilities and Other			0
Current Portion of Derivative Liabilities			0
Derivative Liabilities			$ 0
Derivative | Derivatives not designated as a cash flow hedge | Forward freight agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	61
Other Non-Current Assets	0
Accounts Payable, Accrued Liabilities and Other	0
Current Portion of Derivative Liabilities	0
Derivative Liabilities
Series D Warrant | Teekay Offshore [Member]
Derivatives, Fair Value [Line Items]
Number of securities called by warrants or rights (in shares) | shares		1,755,000
Brookfield Business Partners L.P. [Member] | Stock Purchase Warrants | Teekay Offshore [Member]
Derivatives, Fair Value [Line Items]
Number of securities called by warrants or rights (in shares) | shares		15,500,000